Advances for Vessel Acquisitions and Vessels, net (Narrative) (Details) $ in Thousands											3 Months Ended	12 Months Ended
	Dec. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Feb. 08, 2023 USD ($)	Feb. 01, 2023 USD ($) shares	Jan. 30, 2023 USD ($) shares	Sep. 20, 2022 USD ($)	Aug. 10, 2022 USD ($) shares	Jun. 13, 2022 USD ($) shares	Dec. 03, 2021 USD ($)	Jul. 15, 2021 USD ($)	Dec. 31, 2022 USD ($) Vessels shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 05, 2023 USD ($)	Jan. 23, 2023 USD ($)	Aug. 11, 2022 shares
Property, Plant and Equipment [Line Items]
Additions for improvements reclassified from other non-current assets													$ 1,370
Asset Acquisition [Line Items]
Number of warrants | shares																	18,487,393
Advances for vessel acquisitions											$ 24,123	$ 0	24,123
Issuance of common stock for vessel acquisitions												7,730	67,853
Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel				$ 14,000											$ 17,998	$ 15,080
Gain (loss) from sale of vessels	$ 328		$ 4,995									5,323	2,850	$ 1,360
Deferred costs				405							16,302	15,278	16,302
Vessels' net book value				23,198							949,616	900,192	949,616	643,450
Vessels											1,141,128	1,114,247	1,141,128	810,429
Cash proceeds from sale of vessels				4,000								36,560	4,372	33,731
Non-cash investment acquired												10,000	0
Transfer to investments												$ 0	1,370	$ 441
Series D Preferred Stock [Member] | Melia
Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash investment acquired				$ 10,000
Issuance of preferred stock, shares | shares				13,157
Baltimore
Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel								$ 22,000
Gain (loss) from sale of vessels						$ 2,850
Deferred costs								41
Vessels' net book value								16,722
Cash proceeds from sale of vessels								4,400
Baltimore | Series D Preferred Stock [Member]
Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash investment acquired								$ 17,600
Issuance of preferred stock, shares | shares								25,000
Leonidas P.C.
Asset Acquisition [Line Items]
Additional predelivery expenses.										$ 927
Purchase price of vessel acquired										$ 22,000
Florida
Asset Acquisition [Line Items]
Additional predelivery expenses.									$ 1,504
Purchase price of vessel acquired									$ 59,275
Nine Ultramax vessels
Asset Acquisition [Line Items]
Total amount of equity interest							$ 110,000
Eight of nine Utramax vessels
Asset Acquisition [Line Items]
Advances for vessel acquisitions											195,810
Additional predelivery expenses.											4,364
Total amount of equity interest											$ 67,909
Issuance of stock, shares | shares											16,453,780
Number Of Vessels Delivered To Company | Vessels											8
Ninth of nine Ultramax vessels
Asset Acquisition [Line Items]
Additional predelivery expenses.													$ 555
Purchase price of vessel acquired					$ 23,955
Issuance of common stock for vessel acquisitions					$ 7,809
Issuance of common stock, shares | shares					2,033,613
Ultramax [Member]
Asset Acquisition [Line Items]
Purchase price of vessel acquired		$ 27,900
Asset acquisition price of acquisition expected							330,000
Amount to be paid in cash							$ 220,000
Ultramax [Member] | Bergen [Member]
Asset Acquisition [Line Items]
Purchase price of vessel acquired		27,900
Vessels disposal due to deconsolidation of subsidiary		$ 27,908
Ultramax [Member] | Newly Issued Common Shares, Issuable On Delivery Of Each Vessel [Member]
Asset Acquisition [Line Items]
Number of warrants | shares							18,487,393